UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

PORTFOLIO OF INVESTMENTS

September 30, 2016

SHORT TERM SECURITIES - 2.31%

Number of Shares		Identified Cost	Fair Value (Note 1)
1,234,189	Invesco Short Term Investment Trust - Treasury 0.25%†	$1,234,189	$1,234,189

BONDS - 11.71%
Principal Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.78%
104,052	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	105,370	107,656
98,784	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	103,539	104,959
103,067	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	109,918	108,968
53,070	Government National Mortgage Association II 5.5% due 1/20/2036	61,882	59,781
18,790	Government National Mortgage Association 5% due 5/15/2039	21,968	21,058
12,259	Government National Mortgage Association 6% due 4/15/2036	16,738	14,266

		419,415	416,688

	MUNICIPAL & CORPORATE BONDS - 10.93%
40,000	Aetna Inc. 3.2% due 6/15/2026	39,845	40,669
80,000	Alameda Corridor CA 6.5% due 10/01/2019	85,011	86,587
68,051	Alt Bldg Concepts 4.16% due 12/20/2032	68,617	69,554
75,000	American International Group 3.90% due 4/1/2026	75,369	79,346
120,000	Apple Inc. 2.5% due 2/09/2025	119,463	121,464
155,000	Automatic Data Processing 3.375% due 9/15/2025	154,846	169,176
140,000	Bank of America Corp. 3.5% due 4/19/2026	139,755	145,489
80,000	Berkshire Hathaway 2.75% due 3/15/2023	79,800	83,135
155,000	Biogen Inc. 2.9% due 9/15/2020	154,732	160,975
200,000	California St Build America 6.65% due 3/1/2022	231,106	245,972
140,000	California Statewide 4.375% due 1/1/2023	140,000	150,210
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	105,463
25,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	26,858	28,448
90,000	Ensco Plc 4.5% due 10/01/2024	87,408	64,800

PORTFOLIO OF INVESTMENTS

September 30, 2016

BONDS - Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
175,000	Evergreen Park IL 5% due 12/01/2030	$174,130	$191,548
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	121,932	131,163
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	199,160	210,303
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	196,971	221,468
25,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	25,279	27,099
190,000	Honolulu City Cnty HI 3.368% due 7/1/2025	190,000	204,520
130,000	Illinois St Build 7.35% due 7/1/2035	144,008	146,624
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	104,915
50,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	51,824	53,457
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	205,838
145,000	Macon Bibb Cnty GA 6% due 8/01/2024	153,437	150,040
80,000	Maryland ST Health 5.0% due 7/01/2027	92,202	97,837
50,000	Massachusetts St. Housing 5.962% due 6/1/2017	50,000	50,823
100,000	Microsoft Corp. 2.65% due 11/03/2022	99,972	104,240
55,000	Montana State Board of Housing 5% due 12/1/2027	56,790	58,409
50,000	Montefiore Medical 2.895% due 4/20/2032	50,000	50,169
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025	53,453	60,846
90,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	92,145	98,241
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	255,456	267,845
130,000	New York City NY 2.86% due 2/1/2027	130,000	133,873
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	162,114
125,000	New York St Transprtn Dev Corp 3.673% due 7/1/2030	125,000	127,701
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	239,230
55,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	56,898	57,027

PORTFOLIO OF INVESTMENTS

September 30, 2016

BONDS - Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
75,000	Philadelphia PA Authority for Indl Dev 3.964% due 4/15/2026	$76,490	$77,052
170,000	Philips 66 4.3% due 4/1/2022	178,040	186,871
180,000	Providence St Joseph Health 2.746% due 10/1/2026	180,825	182,259
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	168,110
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,122	119,663
30,000	Tobacco Settlement 6.375% due 5/15/2030	42,414	42,924
150,000	University North Carolina 2.535% due 12/1/2022	150,000	156,721
110,000	Victor Valley CA Cmty Col Dist 2.878% due 8/1/2026	110,000	110,834
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	82,367	85,615

		5,546,725	5,836,667

	Total Bonds	$5,966,140	$6,253,355

COMMON STOCKS & MUTUAL FUNDS - 85.94%

Number of Shares		Identified Cost	Fair Value (Note 1)
ENERGY - 15.05%
7,500	Devon Energy Corporation #	$378,650	$330,825
88,297	Exxon Mobil Corporation	116,533	7,706,562

	Total	495,183	8,037,387

FINANCIALS - 24.94%
5,200	American Express Company.	192,972	333,008
8,000	Berkshire Hathaway B*	352,582	1,155,760
4,300	Chubb Limited	550,066	540,295
17,900	Fidelity National Financial Inc.	672,852	660,689
9,800	JP Morgan Chase & Co.	654,945	652,582
8,500	Marsh & McLennan Companies Inc.	121,122	571,625
79,839	PNC Financial Services Group Inc.	48,249	7,192,695
20,100	Progressive Corporation	664,560	633,150
6,200	Renaissance RE Holdings LTD	654,842	744,992
12,000	State Street Corporation	88,500	835,560

	Total	4,000,690	13,320,356

INFORMATION TECHNOLOGY - 2.11%
7,000	Cognizant Tech Solutions CL A	383,813	333,970
2,500	Int’l Business Machines Corp.	59,809	397,125
18,900	Western Union Company	413,339	393,498

	Total	856,961	1,124,593

PORTFOLIO OF INVESTMENTS

September 30, 2016

COMMON STOCKS & MUTUAL FUNDS - Continued
Number of Shares		Identified Cost	Fair Value (Note 1)
CONSUMER DISCRETIONARY - 7.91%
6,500	Brinker International Inc.	$335,448	$327,795
9,200	Carnival Corporation	361,644	449,144
28,500	Gildan Activewear Inc.	938,924	796,575
5,500	Kohl’s Corporation	259,526	240,625
9,400	Omnicom Group Inc	731,719	799,000
4,200	Tiffany & Company	298,321	305,046
25,100	Twenty First Century Fox Inc.	720,829	607,922
29,600	Winnebago Industries Inc.	709,494	697,672

	Total	4,355,905	4,223,779

CONSUMER STAPLES - 4.15%
22,000	Coca Cola Company	9,597	931,040
4,000	Colgate Palmolive Company	110,116	296,560
4,000	Diageo PLC Sponsored ADR	459,142	464,160
11,100	Unilever PLC SPSD ADR	504,824	526,140

	Total	1,083,679	2,217,900

INDUSTRIALS 10.20%
2,100	3M Company	345,420	370,083
17,000	AerCap Hodings N.V. *	686,609	654,330
10,650	Donaldson Company Inc.	388,465	397,564
10,600	Eaton Corporation Plc	721,211	696,526
7,500	Emerson Electric Company	57,084	408,825
4,600	General Electric Company	77,738	136,252
6,800	Graco Inc.	529,970	503,200
5,600	Parker Hannifin Corp.	680,576	702,968
6,350	Rockwell Collins, Inc.	539,225	535,559
5,800	United Parcel Service Class B	485,065	634,288
1,800	W.W. Grainger Inc.	413,290	404,712

	Total	4,924,653	5,444,307

MATERIALS - 3.16%
13,200	Crown Holdings Inc.*	734,575	753,588
18,000	Dow Chemical Company	116,338	932,940

	Total	850,913	1,686,528

PORTFOLIO OF INVESTMENTS

September 30, 2016

COMMON STOCKS & MUTUAL FUNDS - Concluded

Number of Shares		Identified Cost	Fair Value (Note 1)
	HEALTHCARE - 8.14%
14,550	Abbott Laboratories	$634,240	$615,320
2,300	Becton Dickinson & Company	61,597	413,379
7,800	Cardinal Health Inc.	675,748	606,060
9,600	Johnson & Johnson	52,842	1,134,048
6,600	Laboratory Corp. of America *	834,918	907,368
10,700	Merck & Co. Inc.	114,053	667,787

	Total	2,373,398	4,343,962

TELECOMMUNICATION SERVICES - 0.49%
5,000	Verizon Communications Inc	37,808	259,900

INTERNATIONAL - 9.79%
32,977	Brown Advisory Emg Mkts Inv. *	278,000	301,744
87,258	Dreyfus International Stock I	1,204,159	1,382,165
29,481	Harbor International Funds	1,100,000	1,835,196
15,139	Longleaf International I	182,000	210,433
30,707	Oakmark International Fund I	601,865	665,122
25,929	Seafarer Overseas Growth and Income	300,000	311,927
30,661	Touchstone Sands Cptl Emerg Mkts *	310,894	320,716
15,036	WCM Focused International Growth Instl.	182,000	198,771

	Total	4,158,918	5,226,074

	Total Common Stocks & Mutual Funds	23,138,108	45,884,786

	Total Investments - 99.96%	$30,338,437	$53,372,330

	Other assets in excess of liabilities - 0.04%		23,179

	NET ASSETS - 100%		$53,395,509

*	Non-income producing.
† -	Variable rate security, rate disclosed is as of 9/30/16
# -	All of the security is pledged as collateral for call options written

ADR - American depository receipt

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Company’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total Value
Assets
Investments in securities
Common stock	$40,658,712	$—	$—	$40,658,712
U.S. government and agency obligations	—	416,688	—	416,688
Municipal and corporate bonds	—	5,836,667	—	5,836,667
Mutual funds	5,226,074	—	—	5,226,074
Short-term investments	1,234,189	—	—	1,234,189

Total	$47,118,975	$6,253,355	$—	$53,372,330

The Company’s policy is to disclose transfers between levels at the reporting period end. For the nine months ended September 30, 2016 there were no transfers between Levels.

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Company does not write uncovered written options.

As of September 30, 2016 the Company had written covered calls as follows:

Common Stock	Exercise Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
Devon Energy Corp	10/21/2016	$35.00	$24,568	4,500	$40,050
Devon Energy Corp	1/20/2017	$40.00	$11,488	3,000	$19,200

C. At September 30, 2016, the cost of investment securities for tax purposes was $30,347,878. Net unrealized appreciation of investment securities for tax purposes was $23,024,452, consisting of unrealized gains of $23,712,748 on securities that had risen in value since their purchase and $688,296 in unrealized losses on securities that had fallen in value since their purchase. The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Treasurer, Robert A. McLaughlin, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.